DISCONTINUED OPERATIONS - Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DISCONTINUED OPERATIONS
Net cash provided by operating activities - discontinued operations	$ 11,984	$ 129,981
Cash provided by (used in) investing activities - discontinued operations	71,680	(40,835)
Cash used in financing activities - discontinued operations	(12,879)	(5,634)
Increase in cash and cash equivalents during the year - discontinued operations	70,785	83,512
Compania minera cuzcatlan s.a. de c. v, Disposal group, discontinued operations [member]
DISCONTINUED OPERATIONS
Net cash provided by operating activities - discontinued operations	(11,200)	4,503
Cash provided by (used in) investing activities - discontinued operations	11,738	(6,000)
Cash used in financing activities - discontinued operations	(22)	(846)
Roxgold sanu s.a and other burkina faso subsidiaries, disposal group, discontinued operations [member]
DISCONTINUED OPERATIONS
Net cash provided by operating activities - discontinued operations	23,184	125,478
Cash provided by (used in) investing activities - discontinued operations	59,942	(34,835)
Cash used in financing activities - discontinued operations	$ (12,857)	$ (4,788)